OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

May 22, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:   Oppenheimer Senior Floating Rate Plus Fund
Registration No. 811-22844_____ ________

To the Securities and Exchange Commission:

An electronic (“EDGAR”) filing on Form N-1A is hereby being made under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) on behalf of Oppenheimer Senior Floating Rate Plus Fund (the “Fund”), an investment company organized as a Delaware statutory trust.  This filing consists of the documents comprising the Fund’s initial registration statement on Form N-1A (the “Registration Statement”).

The Trustees of the Fund have not, at the date hereof, been elected. However, the Board of Trustees of the Fund will be properly constituted in accordance with Section 10 of the Investment Company Act prior to the effective date of the Registration Statement.

In connection with its filing on Form N-1A, pursuant to Investment Company Act Release No. IC-13768 (February 15, 1984), the Fund respectfully requests selective review of its Registration Statement.  The Fund believes that selective review is proper because: (1) it employs investment objectives, policies and techniques that are similar to those of other funds in the OppenheimerFunds complex; and (2) the Registration Statement contains disclosure that is not substantially different than the disclosure contained in one or more prior filings by funds in the OppenheimerFunds complex.

The Fund is similar to Oppenheimer Senior Floating Rate Fund (Reg. Nos. 333-166297 and 811-09373) (“Senior Floating Rate Fund”). For purposes of this selective review, set forth below is a description of: (1) any material changes from the disclosure used to describe Senior Floating Rate Fund; (2) any problem areas that in the Registrant’s view warrant particular attention; (3) any new investment techniques, products, or methods of distribution covered by the filing; and (4) the identity of any prior filings, or portions thereof, that the Registrant considers similar to, or intends as precedent for, the current filing.

Except as set forth below, the Registration Statement contains disclosure that is substantially similar in material respects to the disclosure used to describe Senior Floating Rate Fund, most recently filed with the Commission on October 24, 2012 under section 485(b) of the Securities Act, as Post-Effective Amendment No. 6 to its registration statement on Form N-1A. Commission staff recently reviewed Senior Floating Rate Fund in the context of a 485(a) filing made on August 23, 2012. The only material differences between the Fund and Senior Floating Rate Fund are:

  As reflected in the “Principal Investment Strategies” of the prospectus, the Fund can invest without limit in uncollateralized Senior Loans, intends to invest up to 20% of its assets in high yield, below-investment grade bonds and actively employ leverage to seek to enhance returns, and the Fund has removed the floor at and above which (rated “B” or higher) the Fund will principally invest in debt obligations.
•	The Fund will not offer Class B Shares.

An audited Statement of Assets and Liabilities of the Fund, the consent of the Fund’s independent auditors, and the Opinion of Counsel are not included in this initial Registration Statement, but will be added by Pre-Effective Amendment. It is anticipated that at, or soon after, the time of the filing of the Fund’s Pre-Effective Amendment, the Fund will request acceleration of the effective date of its Registration Statement.

This filing contains a delaying amendment as indicated on the facing sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

In order to expedite review and achieve consistency, we request that you address any comments on this filing to the undersigned at:

OFI Global Asset Management, Inc.
Two World Financial Center
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212.323.0310

tedwards@ofiglobal.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards

Taylor V. Edwards

Vice President & Senior Counsel

Enclosures

cc:	Valerie J. Lithotomos, Esq.
Lori E. Bostrom, Esq.

Paulita A. Pike, Esq.

Rita Rubin, Esq.

Gloria J. LaFond

Arthur S. Gabinet Esq.